LOAN RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of loan receivable [abstract]
Disclosure of detailed information about loan receivable [Table Text Block]
	March 31,	March 31,
	2025	2024
	$	$
Loan balance, beginning of year	543,263	2,983,642
Loans advanced	2,587	36,882
Principal payments received	(500,000)	(2,500,000)
Interest earned	17,500	72,739
Interest payments received	(17,500)	(50,000)
Legal fees reimbursed	(45,850)	-
Loan balance, end of year	-	543,263